PREPAYMENTS AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2011
PREPAYMENTS AND OTHER RECEIVABLES
8.	PREPAYMENTS AND OTHER RECEIVABLES

Prepayments consist of the following:

	As of December 31,
	2010	2011
	(RMB’000)	(RMB’000)	(US$’000)

Prepayment for raw materials and trading products (i)	9,135	14,903	2,368
Prepaid research and development costs	2,210	2,977	473
Prepaid advertising expenses	4,517	140	22

	15,862	18,020	2,863

Other receivables consist of the following:

	As of December 31,
	2010	2011
	(RMB’000)	(RMB’000)	(US$’000)

Receivables due from a third party (ii)	—	8,600	1,366
Other receivables	2,106	3,495	555
Deposits	242	2,076	330
Staff advances	1,906	1,632	259

Less: Allowance for doubtful accounts (ii)	—	(8,600)	(1,366)

	4,254	7,203	1,144

(i)	Prepayment for raw materials and trading products represents non-interest-bearing cash deposits paid to suppliers for future purchases of raw materials and trading products. The risk of loss arising from non-performance by or bankruptcy of the suppliers is assessed prior to making the deposits and monitored for recoverability on a regular basis by the Group. A charge to cost of revenue will be recognized in the period in which the advances are determined to be unrecoverable. To date, the Group has not experienced any loss on prepayment for raw materials and trading products.
(ii)	On January 4, 2010, the Group entered into a construction agreement with a third party (“the Contractor”) to renovate and upgrade the workshop in Liaoning Nuokang and prepaid RMB8,600,000 (US$1,366,402). The project was never started due to the change of plan. On February 11, 2011, the two parties agreed to terminate the project and the Contractor was required to refund the prepayment before April 20, 2011. As of December 31, 2011, such amount was still outstanding and the Group estimated that the collectability was remote and made full provision of allowance, which was charged into general and administrative expenses for the year ended December 31, 2011.